Basic and Diluted Loss per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Basic and Diluted Loss per Common Share
9.	Basic and Diluted Loss per Common Share

We use the two-class method to compute net loss per common share because we have issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings. These participating securities include our convertible preferred stock which have non-forfeitable rights to participate in any dividends declared on our common stock. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings.

Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current period earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the period’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses.

Diluted net income (loss) per common share is computed under the two-class method by using the weighted average number of shares of common stock outstanding, plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, we analyze the potential dilutive effect of the outstanding participating securities under the “if-converted” method when calculating diluted earnings per share, in which it is assumed that the outstanding participating securities convert into common stock at the beginning of the period or date of issuance, if later. We report the more dilutive of the approaches (two-class or “if-converted”) as our diluted net income per share during the period.

The following securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive or performance or market conditions had not been met at the end of the period:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2017	2016	2017
Convertible preferred stock:
Series A convertible preferred stock	12,043,108	—	12,043,108	—
Series B convertible preferred stock	6,120,050	—	6,120,050	—
Warrant to purchase Series A convertible preferred stock	84,360	—	84,360	—
Stock options	6,699,048	7,383,928	6,699,048	7,383,928
Restricted stock units	—	42,925	—	42,925

9.    Net Loss Per Share

Diluted loss per share is the same as basic loss per share for all periods presented because the effects of potentially dilutive items were anti-dilutive given our net loss. The following securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive for the years ended December 31:

	2014	2015	2016
Convertible preferred stock:
Series A convertible preferred stock	12,043,108	12,043,108	12,043,108
Series B convertible preferred stock	6,120,050	6,120,050	6,120,050
Warrant to purchase Series A convertible preferred stock	84,360	84,360	84,360
Stock options	3,886,408	4,589,988	6,784,448